Tax Assets and Liabilities - Reconciliation of Changes in Deferred Tax Liability Asset (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		$ 692
Charged to Income	[1]	(692)	692
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance			692
Carried Forward Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		1,322	630
Charged to Income	[1]	(692)	692
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance		630	1,322
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening Balance		(630)	(630)
Charged to Income	[1]
Charged directly to Equity
Changes in Tax Rate
Exchange Differences
Closing Balance		$ (630)	$ (630)

[1]	There is a foreign currency impact of $9k which is not reflected in the table above. The total amount charged to the profit and loss account is $701k (note 10).